Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		37 Months Ended	60 Months Ended	96 Months Ended	104 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Aug. 23, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 29, 2016	Jan. 28, 2016	Sep. 30, 2015	Dec. 17, 2014	Sep. 30, 2014
C000224746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Emerging Markets Opportunities Fund (Advisor Shares/JOEIX)
Account Value	$ 15,640.1		$ 15,640.1	$ 15,640.1	$ 15,640.1	$ 15,640.1	$ 15,640.1	$ 15,640.1	$ 12,825	$ 11,677.2	$ 14,814.7		$ 12,487.5	$ 11,964.8	$ 12,124	$ 12,283.5	$ 10,228.7			$ 8,777.1		$ 10,000
Average Annual Return, Percent	21.95%			5.50%				4.57%
C000224744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Emerging Markets Opportunities Fund (Institutional Shares/JOEMX)
Account Value	$ 158,040.8		158,040.8	$ 158,040.8	158,040.8	158,040.8	158,040.8	$ 158,040.8	129,395	117,745.6	149,257.8		125,741.2	120,255.8	121,728	123,246.7	102,525			87,897		100,000
Average Annual Return, Percent	22.14%			5.62%				4.68%
C000224745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Emerging Markets Opportunities Fund (Investor Shares/JOEAX)
Account Value	$ 15,458.3		15,458.3	$ 15,458.3	15,458.3	15,458.3	15,458.3	$ 15,458.3	12,683.5	11,569.8	14,706.9		12,419.8	11,912.9	12,078.1	12,258	10,224.6			8,782.4		10,000
Average Annual Return, Percent	21.88%			5.35%				4.45%
C000224748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Emerging Markets Discovery Fund (Advisor Shares/JOMEX)
Account Value	$ 26,737		26,737	$ 26,737	26,737	$ 26,737	26,737	$ 26,737	21,853	17,841	23,304		16,949	14,617	14,841	15,507	12,804		$ 10,000
Average Annual Return, Percent	22.35%			12.84%		12.01%
C000224749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Emerging Markets Discovery Fund (Institutional Shares/JOMMX)
Account Value	$ 258,624.7		258,624.7	$ 258,624.7	258,624.7	$ 258,624.7	$ 258,624.7	258,624.7	211,228.4	172,318.5	225,089		163,583.2	140,916.4	142,945.1	149,136.8	123,009.4			99,100	$ 100,000
Average Annual Return, Percent	22.44%			12.91%			10.20%
C000224751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Global Select Fund (Advisor Shares/JOGEX)
Account Value	$ 19,339		19,339	$ 19,339	19,339	19,339	$ 19,339	$ 19,339	14,767	13,837	19,914		15,247	12,574	12,248	10,975	9,882			8,907		10,000
Average Annual Return, Percent	30.96%			8.99%				6.82%
C000224754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM Global Select Fund (Institutional Shares/JOGIX)
Account Value	$ 195,182.9		195,182.9	$ 195,182.9	195,182.9	195,182.9	195,182.9	$ 195,182.9	148,844.8	139,442.3	200,445.9		153,348.5	126,290.8	122,968.3	110,029.3	98,990.7			89,098.9		100,000
Average Annual Return, Percent	31.13%			9.10%				6.92%
C000224756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM International Opportunities Fund (Institutional Shares/JOPSX)
Account Value	$ 185,548		185,548	$ 185,548	$ 185,548	185,548	185,548	$ 185,548	148,085	111,077	135,271		117,234	116,515	114,887	112,897		$ 100,000
Average Annual Return, Percent	25.30%			9.75%	8.03%
C000224759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM International Select Fund (Institutional Shares/JOHIX)
Account Value	$ 167,459.10		167,459.10	$ 167,459.10	$ 167,459.10	167,459.10	167,459.10	$ 167,459.10	139,431.3	113,903.2	181,584.5		156,216.1	126,693.4	131,025.7	119,966.2	108,352.3			94,466.7		100,000
Average Annual Return, Percent	20.10%			5.74%				5.29%
C000224761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JOHCM International Select Fund (Investor Shares/JOHAX)
Account Value	$ 16,337		16,337	$ 16,337	16,337	16,337	16,337	$ 16,337	13,629	11,160	17,836		15,384	12,505	12,970	11,903	10,777			9,423		10,000
Average Annual Return, Percent	19.88%			5.49%				5.03%
C000228049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regnan Global Equity Impact Solutions (Institutional Shares/REGIX)
Account Value	$ 74,819		$ 74,819	$ 74,819	74,819	74,819	74,819	$ 74,819	71,467	62,700	92,200	$ 100,000
Average Annual Return, Percent	4.69%		(8.92%)
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837.08		$ 14,837.08	$ 14,837.08	14,837.08	$ 14,837.08	$ 14,837.08	$ 14,837.08	11,770.44	10,537.74	14,658.94		12,401.42	11,219.14	11,449.84	11,543.55	9,426.58			8,071.87		10,000
Average Annual Return, Percent	26.05%	[1]		5.75% [1]		5.06% [1]	5.06% [2]	4.02%
MSCI Emerging Markets Index Net USD [Member]
Account Value [Line Items]
Account Value	$ 20,073		20,073	$ 20,073	20,073	$ 20,073	$ 20,073	$ 20,073	15,924	14,256	19,832		16,778	15,178	15,490	15,617	12,753		10,000	88,199.1	100,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,526		$ 24,526	$ 24,526	24,526	24,526	24,526	$ 24,526	18,614	15,409	19,422		15,240	13,799	13,612	12,400	10,451			9,334		10,000
Average Annual Return, Percent	31.76%	[3]	6.86% [3]	12.19%				9.39%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 174,186.8		$ 174,186.8	$ 174,186.8	$ 174,186.8	174,186.8	174,186.8	$ 174,186.8	139,611.1	111,114.1	148,411.4		118,039.4	117,458.6	119,052.9	115,881.1	97,293.9			91,341.3		$ 100,000
Average Annual Return, Percent	24.77%			8.20%	7.51%			5.71%
MSCI EAFE Index USD [Member]
Account Value [Line Items]
Account Value	$ 178,514		178,514	$ 178,514	$ 178,514	178,514	178,514	$ 178,514	143,079	113,874	152,098		120,972	120,376	122,010	118,760		$ 100,000
MSCI ACWI Index USD [Member]
Account Value [Line Items]
Account Value	$ 122,883		122,883	$ 122,883	122,883	$ 122,883	$ 122,883	122,883	93,265	77,205	97,310	100,000
MSCI Emerging Markets Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index
Average Annual Return, Percent	23.01%			12.22%		9.70%	7.02%
MSCI Emerging Markets Small Cap Index Net TR [Member]
Account Value [Line Items]
Account Value	$ 22,322		22,322	$ 22,322	22,322	$ 22,322	$ 22,322	22,322	18,146	14,745	19,206		$ 13,408	$ 12,544	$ 13,273	$ 13,856	$ 12,060		$ 10,000	$ 93,180.8	$ 100,000
MSCI ACWI Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Investable Market Index
Account Value	$ 121,082		$ 121,082	$ 121,082	$ 121,082	$ 121,082	$ 121,082	$ 121,082	$ 92,458	$ 76,945	$ 97,626	$ 100,000
Average Annual Return, Percent	30.92%		6.36%

[1]	Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	Effective September 30, 2024, the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[3]	Effective September 30, 2024 the Fund compares its performance to the MSCI ACWI Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.